Net finance cost (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Disclosure of finance income

(EUR thousand)		For the financial year ended March 31
	Note	2021	2020	2019
Finance income
Interest income on short-term bank deposits		345	552	562
Net foreign exchange gains on financing activities		—	3,105	861
Net foreign exchange gains (1)		—	1	—
Other finance income		2,121	1,651	1,402
Total finance income		2,466	5,309	2,825
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)		(21,463)	(25,554)	(26,021)
- Lease liabilities interest		(1,030)	(1,308)	(1,424)
- Interest income/(expenses) on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	25	(76)	(170)	(155)
Net foreign exchange losses (1)		(1,658)	(4,178)	(398)
Other finance expenses		(2,203)	(5,948)	(3,507)
Total finance costs		(26,430)	(37,158)	(31,505)
Net finance costs		(23,964)	(31,849)	(28,680)
(1)Net foreign exchange gains and losses arising during the period result from the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gains and losses due to the difference between the original value recorded and the value at the balance sheet date.

Disclosure of finance cost

(EUR thousand)		For the financial year ended March 31
	Note	2021	2020	2019
Finance income
Interest income on short-term bank deposits		345	552	562
Net foreign exchange gains on financing activities		—	3,105	861
Net foreign exchange gains (1)		—	1	—
Other finance income		2,121	1,651	1,402
Total finance income		2,466	5,309	2,825
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)		(21,463)	(25,554)	(26,021)
- Lease liabilities interest		(1,030)	(1,308)	(1,424)
- Interest income/(expenses) on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	25	(76)	(170)	(155)
Net foreign exchange losses (1)		(1,658)	(4,178)	(398)
Other finance expenses		(2,203)	(5,948)	(3,507)
Total finance costs		(26,430)	(37,158)	(31,505)
Net finance costs		(23,964)	(31,849)	(28,680)
(1)Net foreign exchange gains and losses arising during the period result from the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gains and losses due to the difference between the original value recorded and the value at the balance sheet date.